Common shares	6 Months Ended
Jun. 30, 2020
Share-Based Payment Arrangements [Abstract]
Common shares	Common shares

Reverse stock split
On January 18, 2019, the Company effected a one-for-ten reverse stock split. All share and per share information has been retroactively adjusted to reflect the reverse stock split. The par value was not adjusted as a result of the reverse stock split.
2013 Equity Incentive Plan

    In January 2020, we issued an aggregate of 469,680 shares of restricted stock to certain of our employees for no cash consideration pursuant to the 2013 Equity Incentive Plan (the “Plan”). The share price on the issuance date was $36.73 per share. The vesting schedule for these restricted shares is (i) one-third of the shares will vest on September 8, 2022, (ii) one-third of the shares will vest on September 7, 2023, and (iii) one-third of the shares will vest on September 5, 2024, subject to certain conditions.

On June 30, 2020, we approved the reloading of the Plan and reserved an additional 362,766 common shares for issuance pursuant to the Plan.
The following is a summary of activity for awards of restricted stock that have been granted under the Plan during the six months ended June 30, 2020.

	Number of Shares	Weighted Average Grant Date Fair Value
Outstanding and non-vested, December 31, 2019	3,561,742	$26.45
Granted	469,680	36.73
Vested	(331,812)	45.69
Forfeited	(400)	30.90
Outstanding and non-vested, June 30, 2020	3,699,210	$26.03
As of June 30, 2020, there were 3,699,210 unvested shares of restricted stock outstanding. Assuming that all the restricted stock will vest, the stock compensation expense in future periods, including that related to restricted stock issued in prior periods will be:

In thousands of U.S. dollars	Employees	Directors	Total
For the period July 1, 2020 through December 31, 2020	$12,027	$767	$12,794
For the year ending December 31, 2021	19,481	659	20,140
For the year ending December 31, 2022	11,449	208	11,657
For the year ending December 31, 2023	4,730	—	4,730
For the year ending December 31, 2024	1,162	—	1,162
	$48,849	$1,634	$50,483
 Dividend Payments
    In February 2020, our Board of Directors declared a quarterly cash dividend of $0.10 per common share, which was paid on March 13, 2020 to all shareholders of record as of March 2, 2020.

In May 2020, our Board of Directors declared a quarterly cash dividend of $0.10 per common share, which was paid on June 15, 2020 to all shareholders of record as of June 1, 2020.
Securities Repurchase Program
In May 2015, our Board of Directors authorized a Securities Repurchase Program to purchase up to an aggregate of $250 million of our common stock and bonds, the latter of which consists, as of June 30, 2020, of our (i) Senior Notes due 2025 (NYSE: SBBA) and (ii) Convertible Notes due 2022.
    No securities were purchased under this program during the six months ended June 30, 2020.
We had $121.6 million remaining under our Securities Repurchase Program as of June 30, 2020. We expect to repurchase any securities in the open market, at times and prices that are considered to be appropriate, but we are not obligated under the terms of the program to repurchase any securities.
There were 6,349,324 common shares held in treasury at June 30, 2020 and December 31, 2019.
At the Market Offering Program
In November 2019, we entered into an “at the market” offering program (the "ATM Program") pursuant to which we may sell up to $100 million of our common shares, par value $0.01 per share. As part of the ATM Program, we entered into an equity distribution agreement dated November 7, 2019 (the “Sales Agreement”), with BTIG, LLC, as sales agent (the “Agent”). In accordance with the terms of the Sales Agreement, we may offer and sell our common shares from time to time through the Agent by means of ordinary brokers’ transactions on the NYSE at market prices, in block transactions, or as otherwise agreed upon by the Agent and the Company.
In June 2020, we sold an aggregate of 137,067 of our common shares at an average price of $18.79 per share for aggregate net proceeds of $2.6 million . There is $97.4 million of remaining availability under the ATM Program as of June 30, 2020.
Shares outstanding
As of June 30, 2020, we had 58,808,747 common shares outstanding. These shares provide the holders with dividends and voting rights.